Document and Entity Information	Mar. 31, 2025
Details
Registrant CIK	0000779991
Document Type	485BPOS
Document Period End Date	Mar. 31, 2025
Document Effective Date	Jul. 24, 2025
Entity Investment Company Type	N-1A
Entity Registrant Name	EATON VANCE INVESTMENT TRUST
Prospectus Date	Aug. 01, 2025
Amendment Flag	false